CAPITAL STOCK - Share Repurchase Progam (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended			65 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Feb. 08, 2018	Jul. 29, 2015
Share Repurchase Program [Line Items]
Stock Repurchased and Retired During Period, Shares	19,891	470,000	3,979,000
Stock Repurchased and Retired During Period, Value	$ (68)	$ (3,024)	$ (26,423)
Share Repurchase Program [Member] | Common Stock [Member]
Share Repurchase Program [Line Items]
Stock Repurchased and Retired During Period, Shares	19,891	469,975	3,979,402	5,685,511
Stock Repurchased and Retired During Period, Value	$ 100	$ 3,000	$ 26,400	$ 40,400
Weighted Average Share Repurchase Price	$ 3.42	$ 6.43	$ 6.64	$ 7.10
Share Repurchase Program [Member] | Maximum [Member] | Common Stock [Member]
Share Repurchase Program [Line Items]
Share Repurchase						2,000,000
Stock Repurchase Program Remaining Number Of Shares Authorized To Be Repurchased	837,311			837,311		783,757
Program Increase [Member] | Maximum [Member] | Common Stock [Member]
Share Repurchase Program [Line Items]
Share Repurchase					4,522,822
Stock Repurchase Program Remaining Number Of Shares Authorized To Be Repurchased					5,306,579